Expense Example {- Fidelity Freedom Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-04 - Fidelity Freedom Blend Income Fund - Fidelity Freedom Blend Income Fund- Retail	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579